Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 111,392	$ 177,924
Restricted cash	195,095	256,426
Accounts receivable	11,010	6,763
Assets held for sale		127,227
Flight equipment, net	5,606,556	4,133,185
Derivative financial assets	8,137	20,011
Deposits on flight equipment	199,514	206,781
Deferred issuance costs, net	105,952	85,050
Deferred income taxes	18,996	19,431
Investment in unconsolidated equity investees	16,453	5,917
Loan receivables		10,338
Other assets	53,002	21,425
Total Assets including US$5,047,967 as of December 31, 2013 and US$6,326,107 as of December 31, 2014, representing collateral of VIE entities)	6,326,107	5,070,478
Liabilities, Temporary Equity and Shareholders' Equity
Accounts payable	203	1,748
Accrued expenses and other liabilities	27,223	26,421
Income tax payable	434	303
Deferred revenue	35,193	27,472
Accrued maintenance liabilities	180,526	126,549
Lease deposits liability	82,677	44,943
Debt financing (including debt financing of VIEs of US$1,839,781 as of December 31, 2013, US$1,385,762 as of December 31, 2014, that do not have recourse to the general credit of the Company)	4,465,187	3,442,749
Capital lease obligations	83,261	94,043
Deferred income taxes	17,006	12,131
Derivative financial liabilities	1,400	368
Total	4,893,110	3,776,727
Commitments and contingencies
Shareholders' Equity
Common shares, US$0.000004 par value Authorized: 750,000,000; Issued and outstanding: 80,681,131 shares at December 31, 2014	0	0
Additional paid-in-capital	1,421,864
Preference shares, US$0.001 par value Authorized: 250,000,000; Issued and outstanding: nil at December 31, 2014
Legal reserve		8,698
Retained earnings	11,133
Total Shareholders' Equity	1,432,997	8,698
Total Liabilities, Temporary Equity and Shareholders' Equity	6,326,107	5,070,478
Class A Common Stock [Member]
Temporary Equity
Common Stock		2,536
Class B Common Stock [Member]
Temporary Equity
Common Stock		1,281,937
Class C Common Stock [Member]
Temporary Equity
Common Stock		$ 580